Equity	3 Months Ended
Jan. 31, 2026
Equity [Abstract]
Equity
NOTE 12: EQUITY
The following table summarizes the changes

to the shares and other equity instruments

issued and outstanding,

and treasury instruments held as at and

for the
three months ended January 31, 2026 and

January 31, 2025.
Shares and Other Equity Instruments

Issued and Outstanding and Treasury Instruments

Held
(thousands of shares or other equity instruments
and millions of Canadian dollars) For the three months ended

January 31, 2026 January 31, 2025
Number Number
of shares Amount of shares Amount
Common Shares
Balance as at beginning of period 1,689,496 $ 24,727 1,750,272 $ 25,373
Proceeds from shares issued on exercise
of stock options 1,208 108 353 25
Shares issued as a result of dividend
reinvestment plan – – 1,575 130
Purchase of shares for cancellation and other (19,426) (284) – –
Balance as at end of period – common shares 1,671,278 $ 24,551 1,752,200 $ 25,528
Preferred Shares and Other Equity Instruments
Preferred Shares – Class A
Balance as at beginning of period 49,650 $ 2,850 91,650 $ 3,900
Redemption of shares – – (20,000) (500)
Balance as at end of period 49,650 $ 2,850 71,650 $ 3,400
Other Equity Instruments
1
Balance as at beginning of period 7,251 $ 8,775 5,751 $ 6,988
Issue of limited recourse capital notes – – 750 750
Balance as at end of period 7,251 8,775 6,501 7,738
Balance as at end of period – preferred

shares
and other equity instruments 56,901 $ 11,625 78,151 $ 11,138
Treasury – common shares 2
Balance as at beginning of period – $ – 213 $ (17)
Purchase of shares

27,028 (3,314) 44,875 (3,504)
Sale of shares (26,987) 3,309 (44,630) 3,483
Balance as at end of period – treasury
– common shares 41 $ (5) 458 $ (38)
Treasury – preferred shares and
other equity instruments 2
Balance as at beginning of period 29 $ (4) 163 $ (18)
Purchase of shares and other equity instruments

227 (162) 2,453 (1,120)
Sale of shares and other equity instruments (245) 155 (2,067) 1,087
Balance as at end of period – treasury
– preferred shares and other equity

instruments
11 $ (11) 549 $ (51)
For Other Equity Instruments, the number of shares represents the number of notes issued.
2

When the Bank purchases its own equity instruments as part of its trading business, they are classified as treasury instruments and the cost of these instruments is recorded as a reduction in equity.
DIVIDENDS
On February 25, 2026, the Board approved

a dividend in an amount of one dollar and eight

cents ($
1.08
) per fully paid common share in the capital

stock of the
Bank for the quarter ending April 30, 2026, payable

on and after April 30, 2026, to shareholders

of record at the close of business on April

9, 2026.
DIVIDEND REINVESTMENT PLAN
The Bank offers a Dividend Reinvestment Plan

(DRIP) for its common shareholders.

Participation in the plan is optional and

under the terms of the plan, cash
dividends on common shares are used

to purchase additional common shares. At

the option of the Bank, the common shares

may be issued from treasury at an
average market price based on the last five

trading days before the date of the dividend

payment, with a discount of between
0 % to 5 % at the Bank’s discretion or
purchased from the open market at market

prices.
During the three months ended January 31,

2026, the Bank satisfied the DRIP requirements

through open market common share purchases

(three months
ended January 31, 2025 – the Bank satisfied

the DRIP requirements through common

shares issued from treasury with
no

discount).
NORMAL COURSE ISSUER BID
On February 24, 2025, the Bank announced

that the Toronto Stock Exchange (TSX) and OSFI had approved the Bank’s normal course issuer bid (2025 NCIB) to
repurchase for cancellation up to $ 8

billion of its common shares, not to exceed
100

million common shares. The Bank completed

$
8

billion in repurchases and
terminated the 2025 NCIB in January 2026.

From the commencement of the 2025

NCIB on March 3, 2025, to its completion

and termination on January 15, 2026,
the Bank repurchased 80.2

million shares under the program, at an average

price of $
99.74

per share for a total amount of $
8.0

billion.
On January 16, 2026, the Bank announced

that the TSX and OSFI have approved

the Bank’s new normal course issuer bid (2026

NCIB) to repurchase for
cancellation up to $ 7

billion of its common shares, not

to exceed
61

million common shares. The 2026 NCIB

commenced on January 20, 2026, and will

terminate
on (A) the earliest to occur of: (i) January 15,

2027; (ii) the date on which the aggregate

purchase cost of common shares purchased

equals $
7

billion; and (iii) the
date on which the maximum number of

common shares purchasable is reached; or

(B) such earlier date as the Bank may

determine. From the commencement of
the 2026 NCIB on January 20, 2026, to January

31, 2026, the Bank repurchased
3.8

million shares under the program, at an average

price of $
129.06

per share
for a total amount of $ 0.5

billion.